Stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of fair value of options granted

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

2023

Risk-free interest rate	3.93%
Illiquidity Discount	30%
Expected stock price volatility	62.3%
Dividend yield	-%

Schedule of activity in 2023 equity incentive plan

A summary of the activity in the 2023 Equity Incentive Plan follows:

	Options Shares	Weighted Average Exercise Price	Weighted Average Remining Contractual Term (Year)	Aggregate Intrinsic Value
		USD		USD
Outstanding at beginning of year	-	-	-	-
Granted	1,025,527	1.67	9.3	429,388
Exercised	-	-	-	-
Forfeited or expired	-	-	-
Outstanding at end of year	1,025,527	1.67	9.3	429,388
Fully vested and expected to vest	945,541	1.60	9.4
Exercisable at end of year of 2023	945,541	9.4	9.4	407,607

Schedule of information related to the stock option plan

Information related to the stock option plan during each year follows:

	2022	2023	2023
	SGD	SGD	USD
Intrinsic value of options exercised		-	-
Cash received from option exercises		-	-
Tax benefit from option exercises		-	-
Weighted average fair value of options granted		566,492	429,388